Average Annual Total Returns - VIPFreedomFunds-InitialServiceService2ComboPRO - VIPFreedomFunds-InitialServiceService2ComboPRO - VIP Freedom 2020 Portfolio	Apr. 30, 2025
VIP Freedom 2020 Portfolio - Initial Class | Return Before Taxes
Average Annual Return:
Past 1 year	7.71%
Past 5 years	5.15%
Past 10 years	6.02%
VIP Freedom 2020 Portfolio - Service Class | Return Before Taxes
Average Annual Return:
Past 1 year	7.55%
Past 5 years	5.05%
Past 10 years	5.91%
VIP Freedom 2020 Portfolio - Service Class 2 | Return Before Taxes
Average Annual Return:
Past 1 year	7.40%
Past 5 years	4.89%
Past 10 years	5.76%
LB001
Average Annual Return:
Past 1 year	1.25%
Past 5 years	(0.33%)
Past 10 years	1.35%
IXWFU
Average Annual Return:
Past 1 year	8.05%
Past 5 years	4.85%
Past 10 years	5.83%